PROPERTY, PLANT AND EQUIPMENT - Property and equipment items pledged in guarantee (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment pledged in guarantee	R$ 101,220	R$ 95,980